NOTES PAYABLE	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4. NOTES PAYABLE

(a) RELATED PARTY

As of September 30, 2024
David Koos	$1,708
Zander Therapeutics, Inc.	$40,000
Total:	$ 41,708

$1,708 lent to the Company by David Koos is due and payable at the demand of the holder and bears simple interest at a rate of 15% per annum.

$15,000 lent to the Company by Zander Therapeutics, Inc. is due and payable on May 3. 2025 and bears simple interest at a rate of 10% per annum.

$25,000 lent to the Company by Zander Therapeutics, Inc. is due and payable on June 5. 2025 and bears simple interest at a rate of 10% per annum.

Zander Therapeutics, Inc. and the Company are under common control.

(b) NON RELATED PARTY As of September 30, 2024

Bostonia Partners, Inc.	$48,500
Coventry Enterprises LLC	$250,000
Total:	$298,500

$48,500 lent to the Company by Bostonia Partners, Inc is due and payable on March 10, 2024 and bears simple interest at a rate of 10% per annum.

Effective September 4, 2024 the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Coventry Enterprises, LLC (“Coventry”), pursuant to which Coventry Enterprises purchased a 10% unsecured promissory Note (the “Note”) from the Company in the principal amount of $250,000 for consideration of $200,000.

The Note carries “Guaranteed Interest” on the principal amount at the rate of 10% per annum for the ten month term of the Note for an aggregate Guaranteed Interest $25,000. The Principal Amount and the Guaranteed Interest shall be due and payable in ten equal monthly payments $27,500 commencing on November 4, 2024, and continuing on the fourth day of each month thereafter (each, a “Monthly Payment Date”) until paid in full not later than September 4, 2025.

Upon an Event of Default (as such term is defined in the Note) the Note shall become convertible, in whole or in part, into shares of Common Stock at the option of the Holder at price per share equivalent to 90% of the lowest per-share trading price for the 20 Trading Days preceding a Conversion Date.

$152,000 of the proceeds received has been utilized to repay an aggregate of $152,000 of outstanding principal indedebteness and interest due to Coventry by the Company resulting from a $175,000 Note issued to Coventry on September 12, 2023.

In Connection with the Purchase Agreement the Company issued to Coventry 500,000 common shares (“Commitment Shares”). If The Company has satisfied all the terms of the Note without default the Coventry shall, within 10 calendar days thereafter, return to the Company’s treasury for cancellation 350,000 of the Commitment Shares.